UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05296

Exact name of registrant as specified in charter:	The High Yield Income Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	8/31/2005

Date of reporting period:	2/28/2005

Item 1 – Reports to Stockholders – [INSERT REPORT]

SEMIANNUAL REPORT

FEBRUARY 28, 2005

THE HIGH YIELD INCOME FUND, INC.

This report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of fund shares.

The views expressed in this report and information about the Fund’s holdings are for the period covered by this report and are subject to change thereafter.

Your Fund’s Performance

Fund Objective

The primary investment objective of The High Yield Income Fund, Inc. (the Fund) is to maximize current income to shareholders. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with its primary objective. The Fund will seek to achieve its objectives by investing primarily in corporate bonds rated below investment grade by independent rating agencies. Bonds rated below investment grade are commonly known as “junk” bonds and are subject to greater risk of default and higher volatility than investment-grade bonds. Furthermore, these bonds tend to be less liquid than higher-quality bonds. The Fund is diversified, and we carefully research companies to find those with attractive yields and improving credit quality. There can be no assurance that the Fund will achieve its investment objectives.

Performance as of 2/28/05
	Total Return Six Months	NAV 2/28/05	Market Price 2/28/05
High Yield Income Fund[1]	8.43%	$5.78	$5.77
Lehman Brothers U.S. Corporate High Yield Index[2]	7.51	N/A	N/A
Lipper Closed-End High Current Yield Funds Avg[3]	10.78	N/A	N/A

Past performance does not guarantee future results and current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance call (800) 451-6788. There are no sales charges

1Source: Prudential Investments LLC. Total return of the Fund represents the change in net asset value from the beginning of the period (9/1/04) through the end (2/28/05), and assumes the reinvestment of dividends and distributions. Shares of the Fund are traded on the New York Stock Exchange, Inc. using the symbol HYI. Past performance is not indicative of future results.

2Source: Lipper Inc. The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index of fixed-rate, noninvestment-grade debt securities with at least one year remaining to maturity. Investors cannot invest directly in an index.

3Source: Lipper Inc. These are the average returns of 28 funds in the Closed-End High Current Yield Funds category for six months.

Yield and Dividend as of 2/28/05
Total Monthly Dividends Paid per Share Six Months	Yield at Market Price
$0.26	4.42%

The High Yield Income Fund, Inc.	1

This Page Intentionally Left Blank

Portfolio of Investments

as of February 28, 2005 (Unaudited)

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

LONG-TERM INVESTMENTS 133.3%

ASSET BACKED SECURITIES 0.5%
Continental Airlines, Inc.,
Pass-thru Certs., Ser. 1996-1, Class C	B3	9.50%	10/15/13	$113	(g)	$82,800
Pass-thru Certs., Ser. 1998-1, Class B	Ba2	6.748	3/15/17	97	(g)	76,851
Pass-thru Certs., Ser. 1999-1, Class B	Ba2	6.795	8/02/18	112	(g)	90,356
Pass-thru Certs., Ser. 2001-1, Class B	Ba1	7.373	12/15/15	78	(g)	62,743

Total asset backed securities (cost $315,217)						312,750

CORPORATE BONDS 128.4%

Aerospace/Defense 2.9%
Alliant Techsystems, Inc., Sr. Sub. Notes	B2	8.50	5/15/11	200	(g)	215,000
Argo-Tech Corp., Sr. Notes	B3	9.25	6/01/11	55		60,500
BE Aerospace, Inc.,
Sr. Sub. Notes, Ser. B	Caa3	8.00	3/01/08	50	(g)	50,125
Sr. Sub. Notes, Ser. B	Caa3	8.875	5/01/11	235	(g)	247,338
Esterline Technologies Corp., Sr. Sub. Notes	B1	7.75	6/15/13	300	(g)	326,250
K&F Acquisition, Inc., Sr. Sub. Notes	Caa1	7.75	11/15/14	150	(j)	151,875
L-3 Communications Corp., Sr. Sub. Notes	Ba3	7.625	6/15/12	325	(g)	355,062
Sequa Corp., Sr. Notes, Ser. B	B1	8.875	4/01/08	200	(g)	218,000
Standard Aerospace Holdings, Inc., Sr. Sub. Notes	Caa1	8.25	9/01/14	125	(j)	134,375
TransDigm, Inc., Sr. Sub. Notes	B3	8.375	7/15/11	180	(g)	191,250

						1,949,775

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	3

Portfolio of Investments

as of February 28, 2005 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Airlines 0.5%
AMR Corp., Debs.	Caa2	10.00%	4/15/21	$125	(g)	$81,875
M.T.N., Ser. B	NR	10.40	3/10/11	100	(g)	70,000
Delta Air Lines, Inc., Notes	Ca	8.30	12/15/29	340	(g)	126,650
Northwest Airlines Corp., Sr. Notes	Caa1	10.00	2/01/09	25		18,000

						296,525

Automotive 2.0%
ArvinMeritor, Inc., Notes	Ba1	8.75	3/01/12	420		474,600
Navistar International Corp., Sr. Notes	Ba3	7.50	6/15/11	120	(g)	127,800
Tenneco Automotive, Inc., Sr. Sub. Notes	B3	8.625	11/15/14	175	(g)(j)	186,375
TRW Automotive, Inc.,
Sr. Notes	Ba3	9.375	2/15/13	156	(g)	176,280
Sr. Sub. Notes	B1	11.00	2/15/13	50		58,750
Visteon Corp.,
Sr. Notes	Ba2	8.25	8/01/10	155		155,000
Sr. Notes	Ba2	7.00	3/10/14	200		182,500

						1,361,305

Banking 0.6%
Halyk Bank of Kazakhstan, Notes (Kazakhstan)	Baa2	8.125	10/07/09	100	(c)(j)	104,250
Kazkommerts International BV (Netherlands),
Gtd. Notes	Baa2	8.50	4/16/13	205	(c)(j)	215,250
Notes	Baa2	7.00	11/03/09	105	(c)(j)	105,525

						425,025

Building Materials & Construction 2.2%
American Standard, Inc., Sr. Notes (cost $288,750; purchased 3/11/03)	Baa3	7.375	4/15/05	275	(h)	276,444
Beazer Homes USA, Inc., Sr. Notes	Ba1	8.625	5/15/11	110	(g)	119,075
D.R. Horton, Inc., Sr. Notes	Ba1	8.00	2/01/09	375	(g)	415,292

See Notes to Financial Statements.

4

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

KB HOME,
Sr. Notes	Ba1	6.375%	8/15/11	$150		$158,473
Sr. Sub. Notes	Ba2	8.625	12/15/08	160	(g)	180,135
Nortek, Inc., Sr. Sub. Notes	Caa1	8.50	9/01/14	300		306,000

						1,455,419

Cable 5.1%
Callahan Nordrhein Westfalen (Germany), Sr. Disc. Notes, Zero Coupon (until 7/15/05) (cost $331,230; purchased 6/29/00)	NR	Zero	7/15/10	500	(a)(c)(g)(h)	20,000
Charter Communications Holdings II, Sr. Notes	Caa1	10.25	9/15/10	325		343,281
Charter Communications Holdings LLC,
Sr. Notes	Ca	10.75	10/01/09	100		86,250
Sr. Notes	Ca	10.25	1/15/10	195		162,825
Sr. Notes	Ca	11.125	1/15/11	400		342,000
Sr. Disc. Notes, Zero Coupon (until 5/15/06)	Ca	Zero	5/15/11	500	(g)	358,750
Sr. Notes	Ca	10.00	5/15/11	200		163,500
CSC Holdings, Inc.,
Sr. Notes	B1	7.875	12/15/07	275	(g)	295,969
Sr. Notes, Ser. B	B1	8.125	7/15/09	50		55,625
Sr. Sub. Notes, Ser. B	B1	7.625	4/01/11	100		111,250
Kabel Deutschland GmbH, Sr. Notes, (Germany)	B2	10.625	7/01/14	200	(c)(j)	230,000
NTL Cable PLC, Sr. Notes (United Kingdom)	B3	7.66	10/15/12	750	(c)(g)(j)	773,437
Rogers Cablesystems, Ltd., Sr. Notes, Ser. B (Canada)	Ba3	10.00	3/15/05	500	(c)(g)	501,167

						3,444,054

Capital Goods 8.2%
ALH Finance LLC, Sr. Sub. Notes	B3	8.50	1/15/13	300	(j)	309,000

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	5

Portfolio of Investments

as of February 28, 2005 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Allied Waste North America, Inc.,
Sr. Notes	B2	8.50%	12/01/08	$135	(g)	$145,125
Sr. Notes	B2	5.75	2/15/11	450	(g)	425,250
Sr. Sec’d. Notes, Ser B.	B2	9.25	9/01/12	250	(g)	276,250
American Commercial Lines LLC, Sr. Notes	B3	9.50	2/15/15	135	(j)	141,750
Blount, Inc., Sr. Sub. Notes	Caa1	8.875	8/01/12	300		327,750
Case New Holland, Inc., Sr. Notes	Ba3	9.25	8/01/11	230	(g)(j)	253,000
Flowserve Corp., Sr. Sub. Notes	B2	12.25	8/15/10	250	(g)	272,500
Great Lakes Dredge & Dock Corp., Sr. Sub. Notes, Ser. B	Caa3	7.75	12/15/13	120		108,000
Invensys PLC, Sr. Notes (United Kingdom)	B3	9.875	3/15/11	130	(c)(g)(j)	140,400
JohnsonDiversey Holdings, Inc., Sr. Disc. Notes, Zero Coupon (until 5/15/07) (cost $305,617; purchased 3/9/04)	B3	Zero	5/15/13	350	(g)(h)	308,000
Joy Global, Inc., Sr. Sub. Notes, Ser. B	Ba2	8.75	3/15/12	350	(g)	392,000
Knowledge Learning Corp., Sr. Sub. Notes	B3	7.75	2/01/15	175	(j)	175,875
Manitowoc Co., Inc. (The), Sr. Sub. Notes	B2	10.50	8/01/12	260		300,950
Mueller Group, Inc., Sr. Sub. Notes	Caa1	10.00	5/01/12	115		126,500
Rexnord Corp., Sr. Sub. Notes, (cost $225,000; purchased 11/19/02)	B3	10.125	12/15/12	225	(g)(h)	254,250
Sensus Metering Systems, Inc., Sr. Sub. Notes	Caa1	8.625	12/15/13	155		160,038
SPX Corp., Sr. Notes	Ba3	7.50	1/01/13	65	(g)	72,475
Stena AB (Sweden),
Sr. Notes	Ba3	9.625	12/01/12	100	(c)	113,500
Sr. Notes	Ba3	7.50	11/01/13	175	(c)(g)	179,375

See Notes to Financial Statements.

6

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Terex Corp.,
Sr. Sub. Notes	B3	9.25%	7/15/11	$50	(g)	$55,750
Sr. Sub. Notes	B3	7.375	1/15/14	150	(g)(j)	157,875
Sr. Sub. Notes, Ser. B	B3	10.375	4/01/11	240	(g)	267,600
Thermadyne Holdings Corp., Sr. Sub. Notes	Caa1	9.25	2/01/14	175		170,625
UCAR Finance, Inc., Sr. Notes (cost $73,665; purchased 4/22/03)	B2	10.25	2/15/12	75	(g)(h)	83,438
United Rentals North America, Inc., Sr. Sub. Notes	B2	7.75	11/15/13	275	(g)	275,687

						5,492,963

Chemicals 9.9%
Borden U.S. Finance Corp., Sr. Sec’d. Notes	B3	7.41	7/15/10	500	(g)(j)	516,875
Equistar Chemicals Funding LP, Notes (cost $141,835; purchased 5/5/03)	B2	6.50	2/15/06	140	(g)(h)	143,850
Sr. Notes	B2	10.125	9/01/08	215		246,712
Sr. Notes	B2	10.625	5/01/11	85	(g)	98,175
Hercules, Inc., Debs. (cost $327,438; purchased 5/7/03)	Ba1	6.60	8/01/27	325	(g)(h)	329,875
Sr. Notes	Ba2	11.125	11/15/07	125	(g)	146,875
Huntsman Advanced Materials, Inc., Sr. Sec’d. Notes, Ser. L	Ba3	11.00	7/15/10	360	(g)(j)	423,900
Huntsman ICI Chemicals LLC, Sr. Sub. Notes	B3	10.125	7/01/09	42		44,153
Huntsman International LLC, Sr. Notes	B2	9.875	3/01/09	180	(g)	198,450
IMC Global, Inc., Debs., (cost $306,000; purchased 5/25/04)	B1	6.875	7/15/07	300	(g)(h)	309,000
Sr. Notes, Ser. B	Ba3	11.25	6/01/11	200		227,000
Sr. Notes, Ser. B	Ba3	10.875	6/01/08	100	(g)	116,875
Sr. Notes, Ser. B	Ba3	11.25	6/01/11	100	(g)	113,500

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	7

Portfolio of Investments

as of February 28, 2005 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

ISP Chemco, Inc., Notes, Ser. B	B1	10.25%	7/01/11	$485	(g)	$543,200
Koppers, Inc., Sr. Sec’d. Notes	B2	9.875	10/15/13	355		404,700
Lyondell Chemical Co., Sr. Sec’d. Notes	B1	9.50	12/15/08	1,000		1,080,000
Sr. Sec’d., Ser. B	B1	9.875	5/01/07	125	(g)	130,000
Nalco Co., Sr. Sub. Notes	Caa1	8.875	11/15/13	375		414,375
PQ Corp., Gtd. Notes	B3	7.50	2/15/13	275	(j)	284,969
Rhodia SA (France), Sr. Notes	B3	10.25	6/01/10	225	(c)(g)	258,750
Sr. Sub. Notes	Caa1	8.875	6/01/11	290	(c)	300,875
Rockwood Specialties, Inc., Sr. Sub. Notes (cost $160,500; purchased 4/26/04)	B3	10.625	5/15/11	150	(h)	170,250
Westlake Chemical Corp., Sr. Notes	Ba2	8.75	7/15/11	140	(g)	156,100

						6,658,459

Consumer 1.8%
Coinmach Corp., Sr. Notes	B3	9.00	2/01/10	114		119,130
K2, Inc., Sr. Notes	Ba3	7.375	7/01/14	150		162,375
Levi Strauss & Co., Sr. Notes	Caa3	12.25	12/15/12	275		314,875
Propex Fabrics, Inc., Sr. Notes	Caa1	10.00	12/01/12	275	(j)	277,750
Rayovac Corp., Sr. Sub. Notes	B3	8.50	10/01/13	80	(g)	87,500
Service Corp. International, Inc.,
Notes	Ba3	6.50	3/15/08	25		26,063
Sr. Notes	Ba3	6.00	12/15/05	235	(g)	238,231

						1,225,924

Electric 12.7%
AES Corp.,
Sr. Notes	B1	9.50	6/01/09	75	(g)	86,437
Sr. Notes	B1	9.375	9/15/10	700		815,500
Sr. Notes	Ba3	8.75	5/15/13	230	(j)	261,625

See Notes to Financial Statements.

8

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

AES Eastern Energy LP, Pass-Through Cert., Ser. 1999-A	Ba1	9.00%	1/02/17	$213	(g)	$246,651
Allegheny Energy Supply Co., LLC, Notes	B2	8.25	4/15/12	95	(g)(j)	108,300
Aquila, Inc., Sr. Notes	B2	9.95	2/01/11	285	(g)	327,038
Calpine Corp., Sr. Sec’d. Notes	B(e)	8.75	7/15/13	845	(g)(j)	678,112
CMS Energy Corp., Sr. Notes	B1	7.50	1/15/09	120		128,400
Dynegy Holdings, Inc.,
Debs.	Caa2	7.125	5/15/18	50		42,812
Debs.	Caa2	7.625	10/15/26	75		63,750
Sr. Notes	Caa2	6.875	4/01/11	75		69,844
Sr. Sec’d. Notes	B3	9.875	7/15/10	20	(j)	22,400
Sr. Sec’d. Notes	B3	10.125	7/15/13	390	(g)(j)	444,600
Edison Mission Energy, Sr. Notes	B1	7.73	6/15/09	275	(g)	295,625
Empresa Nacional de Electricidad (Chile), Notes	Ba1	8.35	8/01/13	670	(c)(g)	777,124
Homer City Funding LLC, Sr. Sec. Bonds	Ba2	8.137	10/01/19	147	(g)	167,580
Midland Funding Corp., Debs., Ser. B (cost $344,844; purchased 9/7/00)	Ba3	13.25	7/23/06	305	(g)(h)	330,950
Midland Funding Corp. II, Deb., Ser. A	Ba3	11.75	7/23/05	136	(g)	139,470
Midwest Generation LLC,
Pass-thru Certs., Ser. A (cost $200,488; purchased 11/20/03)	B1	8.30	7/02/09	195	(g)(h)	208,650
Pass-thru Certs., Ser. B	B1	8.56	1/02/16	40		44,800
Sr. Sec’d Notes	B1	8.75	5/01/34	325	(g)	372,937
Mirant Corp., Sr. Notes	Ca	7.40	7/15/49	75	(a)(j)	59,625
Mission Energy Holding Co., Sr. Sec’d. Notes	B3	13.50	7/15/08	75	(g)	93,750

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	9

Portfolio of Investments

as of February 28, 2005 (Unaudited) Cont’d

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Nevada Power Co.,
Gen. Ref. Mtge., Ser. E	Ba2	10.875%	10/15/09	$15		$17,138
Gen. Ref. Mtge., Ser. I	Ba2	6.50	4/15/12	130		137,800
NoteCo Ltd., Notes, Ser. B, F.R.N. (United Kingdom)	NR	6.92	6/30/25	GBP 28	(a)(k)	57,588
NRG Energy, Inc., Sr. Sec’d. Notes	B1	8.00	12/15/13	$426	(g)(j)	470,730
Orion Power Holdings, Inc., Sr. Notes	B2	12.00	5/01/10	370	(g)	462,500
Reliant Resources, Inc., Sr. Sec’d. Notes	B1	9.50	7/15/13	400	(g)	450,000
Sierra Pacific Resources, Inc.,
Notes (cost $521,250; purchased 5/20/04)	B2	8.75	5/15/05	500	(g)(h)	504,918
Sr. Notes	B2	8.625	3/15/14	95		104,975
TECO Energy, Inc., Notes	Ba2	7.50	6/15/10	400	(g)	444,000
UtiliCorp Canada Finance Corp., (Canada) Gtd. Notes	B2	7.75	6/15/11	40	(c)	42,400

						8,478,029

Energy—Other 5.4%
Chesapeake Energy Corp.,
Sr. Notes	Ba3	7.00	8/15/14	150		164,250
Sr. Notes	Ba3	6.375	6/15/15	200	(g)(j)	211,500
Sr. Notes	Ba3	6.875	1/15/16	200	(g)	215,000
Encore Acquisition Co., Sr. Sub. Notes (cost $75,000; purchased 3/30/04)	B2	6.25	4/15/14	75	(h)	75,563
Evergreen Resources, Inc., Sr. Sub. Notes (cost $223,445; purchased 3/5/04)	Baa3	5.875	3/15/12	225	(g)(h)	231,117
Forest Oil Corp.,
Sr. Notes	Ba3	8.00	6/15/08	100	(g)	109,750
Sr. Notes	Ba3	8.00	12/15/11	95		109,487
Hanover Compressor Co., Sr. Notes	B3	8.625	12/15/10	125	(g)	135,625

See Notes to Financial Statements.

10

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Hanover Equipment Trust,
Sr. Sec’d. Notes, Ser. A	B2	8.50%	9/01/08	$105	(g)	$111,562
Sr. Sec’d. Notes, Ser. B	B2	8.75	9/01/11	200	(g)	217,000
Houston Exploration Co., Sr. Sub. Notes	B2	7.00	6/15/13	100	(g)	105,000
Magnum Hunter Resources, Inc., Sr. Notes	B2	9.60	3/15/12	23	(g)	26,220
Newfield Exploration Co.,
Sr. Sub. Notes	Ba3	8.375	8/15/12	100		111,875
Sr. Sub. Notes	Ba3	6.625	9/01/14	75	(j)	81,188
Parker Drilling Co.,
Sr. Notes	B2	9.625	10/01/13	450	(g)	514,125
Sr. Notes, Ser. B	B2	10.125	11/15/09	175		184,406
Premcor Refining Group, Inc.,
Sr. Notes	Ba3	6.75	2/01/11	100		108,000
Sr. Notes	Ba3	9.50	2/01/13	235	(g)	272,600
Sr. Notes	Ba3	6.75	5/01/14	85		90,312
Sr. Sub. Notes	B2	7.75	2/01/12	125		137,188
Pride International, Inc., Sr. Notes	Ba2	7.375	7/15/14	125		139,063
Vintage Petroleum, Inc., Sr. Sub. Notes	B1	7.875	5/15/11	275	(g)	294,937

						3,645,768

Foods 3.6%
Agrilink Foods, Inc., Sr. Sub. Notes (cost $20,008; purchased 4/11/00)	B3	11.875	11/01/08	21	(g)(h)	21,840
Ahold Finance USA, Inc.,
Gtd. Notes	Ba2	8.25	7/15/10	75	(g)	85,500
Carrols Corp., Sr. Sub. Notes	B3	9.00	1/15/13	175	(g)(j)	184,625
Del Monte Corp.,
Sr. Sub. Notes	B2	8.625	12/15/12	250	(g)	278,750
Sr. Sub. Notes	B2	6.75	2/15/15	625	(j)	642,187
Delhaize America, Inc., Notes	Ba1	8.125	4/15/11	125	(g)	143,760

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	11

Portfolio of Investments

as of February 28, 2005 (Unaudited) Cont’d

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Dole Food, Inc.,
Sr. Notes	B2	8.625%	5/01/09	$150	(g)	$161,625
Sr. Notes	B2	7.25	6/15/10	100	(g)	102,750
Sr. Notes	B2	8.875	3/15/11	115	(g)	124,488
Dominos, Inc., Sr. Sub. Notes	B2	8.25	7/01/11	73	(g)	78,840
Pathmark Stores, Inc., Sr. Sub. Notes	Caa1	8.75	2/01/12	140	(g)	137,900
Smithfield Foods, Inc.,
Sr. Notes	Ba2	7.00	8/01/11	125		134,375
Sr. Notes	Ba2	7.75	5/15/13	200	(g)	224,250
Stater Brothers Holdings, Inc., Sr. Notes	B1	8.125	6/15/12	75		78,000

						2,398,890

Gaming 6.7%
Argosy Gaming Co., Sr. Sub. Notes	Ba3	9.00	9/01/11	75	(g)	83,438
Aztar Corp., Sr. Sub. Notes	Ba3	7.875	6/15/14	210	(g)	233,100
Boyd Gaming Corp., Sr. Sub. Notes	B1	8.75	4/15/12	200	(g)	220,500
Isle of Capri Casinos, Inc.,
Sr. Sub. Notes	B2	9.00	3/15/12	110	(g)	121,550
Sr. Sub. Notes	B2	7.00	3/01/14	50		51,875
Kerzner International Ltd. (Bahamas), Sr. Sub. Notes	B2	8.875	8/15/11	315	(c)(g)	343,350
Mandalay Resort Group, Sr. Notes	Ba2	9.50	8/01/08	250	(g)	283,125
MGM MIRAGE,
Sr. Notes	Ba2	6.00	10/01/09	825	(g)	845,625
Sr. Sub. Notes	Ba3	9.75	6/01/07	480	(g)	531,600
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	Ba3	6.375	7/15/09	150	(g)	153,750
Sr. Sub. Notes	Ba3	8.00	4/01/12	175	(g)	190,094
Sr. Sub. Notes	Ba3	7.125	8/15/14	50		52,062

See Notes to Financial Statements.

12

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Park Place Entertainment Corp.,
Sr. Notes	Ba1	7.50%	9/01/09	$610	(g)	$676,337
Sr. Sub. Notes	Ba2	8.125	5/15/11	85		98,175
Penn National Gaming, Inc., Sr. Sub. Notes	B3	6.75	3/01/15	150	(j)	153,000
Station Casinos, Inc., Sr. Notes	Ba3	6.00	4/01/12	200	(g)	207,250
Wynn Las Vegas LLC, First Mtge., Bonds	B2	6.625	12/01/14	250	(g)(j)	249,375

						4,494,206

Healthcare & Pharmaceutical 9.4%
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25	12/15/12	100	(j)	101,500
Concentra Operating Corp., Sr. Sub. Notes	B3	9.50	8/15/10	275	(g)	297,688
Coventry Health Care, Inc.,
Sr. Notes	Ba1	5.875	1/15/12	150	(j)	154,125
Sr. Notes	Ba1	8.125	2/15/12	100		109,750
HCA, Inc.,
Deb.	Ba2	8.36	4/15/24	100		111,629
Deb.	Ba2	7.50	11/15/95	150	(g)	147,867
Notes	Ba2	7.50	11/06/33	100	(g)	105,659
HEALTHSOUTH Corp.,
Sr. Notes	NR	6.875	6/15/05	100	(g)	100,250
Sr. Notes	NR	8.50	2/01/08	275		286,000
Sr. Notes	NR	7.625	6/01/12	275		278,437
Sr. Sub. Notes	NR	10.75	10/01/08	150		157,875
Inverness Medical Innovations, Inc., Sr. Sub. Notes	Caa1	8.75	2/15/12	165	(g)(j)	172,425
Magellan Health Services, Inc., Sr. Notes	B3	9.375	11/15/08	831	(g)	897,351
MedCo Health Solutions, Inc., Sr. Notes	Ba1	7.25	8/15/13	145	(g)	164,794
Medical Device Manufacturing, Inc., Sr. Sub. Notes	Caa1	10.00	7/15/12	225	(j)	245,250
MedQuest, Inc., Sr. Sub. Notes	B3	11.875	8/15/12	275	(g)	313,500

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	13

Portfolio of Investments

as of February 28, 2005 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Omega Healthcare Investors, Inc.,
Notes	B1	6.95%	8/01/07	$275	(g)	$284,969
Sr. Notes	B1	7.00	4/01/14	100		102,500
Res-Care, Inc., Sr. Notes	B2	10.625	11/15/08	335	(g)	363,475
Select Medical Corp., Sr. Sub. Notes	B3	7.625	2/01/15	225	(j)	232,594
Senior Housing Properties Trust, Sr. Notes	Ba2	8.625	1/15/12	150	(g)	171,375
Tenet Healthcare Corp.,
Sr. Notes	B3	6.375	12/01/11	75	(g)	69,375
Sr. Notes	B3	6.50	6/01/12	110	(g)	101,475
Vanguard Health Holding Co. II LLC, Sr. Sub. Notes	Caa1	9.00	10/01/14	250		275,000
Ventas Realty LP,
Sr. Notes	Ba3	8.75	5/01/09	280		310,800
Sr. Notes	Ba3	9.00	5/01/12	145	(g)	168,200
Sr. Notes	Ba3	6.625	10/15/14	150		153,000
Warner Chilcott Corp., Sr. Sub. Notes	Caa1	8.75	2/01/15	400	(j)	416,000

						6,292,863

Lodging 5.9%
Felcore Lodging LP,
Sr. Notes	B1	6.874	6/01/11	125		132,656
Sr. Notes	B1	9.00	6/01/11	150	(g)	169,688
Felcore Suites LP, Gtd. Notes	B1	7.625	10/01/07	125	(g)	131,094
HMH Properties, Inc., Sr. Notes, Ser. B	Ba3	7.875	8/01/08	143		146,933
Host Marriott LP,
Sr. Notes, Ser. E	Ba3	8.375	2/15/06	700	(g)	724,500
Sr. Notes, Ser. I	Ba3	9.50	1/15/07	275	(g)	297,000
Sr. Notes, Ser. L	Ba3	7.00	8/15/12	200	(g)(j)	210,000
ITT Corp.,
Debs.	Ba1	7.375	11/15/15	150	(g)	171,937
Notes	Ba1	6.75	11/15/05	90	(g)	91,575
John Q. Hammons Hotels, Inc., First Mtge. Bonds, Ser. B	B2	8.875	5/15/12	100		111,375

See Notes to Financial Statements.

14

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

La Quinta Inns, Inc., Sr. Notes	Ba3	7.40%	9/15/05	$445	(g)	$452,231
La Quinta Properties, Inc., Sr. Notes	Ba3	8.875	3/15/11	100		110,125
Royal Caribbean Cruises Ltd. (Liberia),
Sr. Notes	Ba1	8.00	5/15/10	350	(c)(g)	395,937
Sr. Notes	Ba1	6.875	12/01/13	75	(c)(g)	81,750
Sr. Notes	Ba1	7.50	10/15/27	50	(c)	55,750
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Notes	Ba1	7.375	5/01/07	570	(g)	605,625
Sr. Notes	Ba1	7.875	5/01/12	70	(g)	81,025

						3,969,201

Media & Entertainment 11.8%
Advertising Directory Solutions, Inc., Sr. Notes (Canada)	Caa1	9.25	11/15/12	250	(c)(j)	264,062
AMC Entertainment, Inc.,
Sr. Sub. Notes	B2	8.625	8/15/12	275	(g)(j)	301,812
Sr. Sub. Notes	B3	8.00	3/01/14	100		101,000
American Color Graphics, Inc., Sr. Sec’d. Notes	Caa1	10.00	6/15/10	110	(g)	77,550
CanWest Media, Inc. (Canada),
Sr. Notes, Ser. B	Ba3	7.625	4/15/13	60	(c)(g)	65,550
Sr. Sub. Notes	B2	10.625	5/15/11	225	(c)(g)	250,031
Dex Media East LLC, Sr. Sub. Notes	B2	12.125	11/15/12	311	(g)	376,310
Dex Media West LLC, Sr. Sub. Notes	B2	9.875	8/15/13	510	(g)	585,225
Dex Media, Inc., Notes	B3	8.00	11/15/13	165		179,025
DirecTV Holdings LLC, Sr. Notes	Ba2	8.375	3/15/13	325	(g)	367,250
EchoStar DBS Corp., Sr. Notes	Ba3	9.125	1/15/09	152	(g)	164,730
Gray Television, Inc., Sr. Sub. Notes	B2	9.25	12/15/11	285	(c)(g)	316,350
Intelsat Ltd. (Bermuda), Sr. Notes	B2	7.793	1/15/12	750	(c)(j)	770,625

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	15

Portfolio of Investments

as of February 28, 2005 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Intrawest Corp. (Canada), Sr. Notes	B1	7.50%	10/15/13	$150	(c)	$159,188
LCE Acquisition Corp., Sr. Sub. Notes	B3	9.00	8/01/14	100	(j)	104,750
Leslie’s Poolmart, Inc., Sr. Notes	B2	7.75	2/01/13	375	(j)	389,062
MediaNews Group, Inc., Sr. Sub. Notes	B2	6.875	10/01/13	200	(g)	203,500
Morris Publishing Co. LLC, Sr. Sub. Notes	Ba3	7.00	8/01/13	65		66,138
New Skies Satellites NV (Netherlands), Sr. Notes	B3	7.438	11/01/11	200	(c)(g)(j)	209,750
PRIMEDIA, Inc., Sr. Notes	B3	8.169	5/15/10	200	(g)	215,250
Quebecor Media, Inc. (Canada), Sr. Disc. Notes, Zero Coupon (until 7/15/06)	B2	Zero	7/15/11	400	(c)(g)	398,500
RH Donnelley Finance Corp., Sr. Sub. Notes	B2	10.875	12/15/12	200	(g)(j)	234,500
Sinclair Broadcast Group, Inc., Sr. Sub. Notes	B2	8.75	12/15/11	165		178,613
Six Flags, Inc., Sr. Notes	Caa1	9.625	6/01/14	160	(g)	150,000
Sun Media Corp. (Canada), Gtd. Notes	Ba3	7.625	2/15/13	400	(c)(g)	432,000
Susquehanna Media Co., Sr. Sub. Notes	B1	7.375	4/15/13	300	(g)	319,500
Universal City Florida Holding Co., Sr. Notes	B3	7.492	5/01/10	400	(g)(j)	419,000
Vail Resorts, Inc., Sr. Sub. Notes	B2	6.75	2/15/14	150		153,000
Vertis, Inc.,
Sr. Note, Ser. B	B3	10.875	6/15/09	115	(g)	116,150
Sr. Notes	B2	9.75	4/01/09	300	(g)	318,000

						7,886,421

Metals 4.4%
AK Steel Corp., Sr. Notes	B1	7.75	6/15/12	110	(g)	116,600
AK Steel Holdings Corp., Sr. Notes	B1	7.875	2/15/09	365	(g)	375,037
Arch Western Finance LLC,
Sr. Notes	Ba3	6.75	7/01/13	100		104,000
Sr. Notes	Ba3	6.75	7/01/13	100	(j)	104,000

See Notes to Financial Statements.

16

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Century Aluminum Co., Sr. Notes	B1	7.50%	8/15/14	$225	(j)	$241,875
Foundation Coal Co., Gtd. Notes	B1	7.25	8/01/14	200		212,000
Ispat Inland ULC (Canada), Sr. Sec’d. Notes	Ba1	9.75	4/01/14	500	(c)	610,000
Novelis, Inc., Sr. Notes	B1	7.25	2/15/15	200	(c)(j)	207,000
Oregon Steel Mills, Inc., First Mtge. Bonds	B1	10.00	7/15/09	300	(c)	333,750
Russel Metals, Inc. (Canada), Sr. Notes	Ba3	6.375	3/01/14	265	(c)(g)	267,650
Ryerson Tull, Inc., Sr. Notes	B2	8.25	12/15/11	100	(j)	100,000
United States Steel Corp., Sr. Notes	Ba2	10.75	8/01/08	225	(g)	267,188

						2,939,100

Packaging 3.9%
Anchor Glass Container Corp., Sr. Sec’d. Notes, Ser. B	B2	11.00	2/15/13	250	(g)	258,125
Berry Plastics Corp., Sr. Sub. Notes	B3	10.75	7/15/12	275	(g)	313,500
Crown Cork & Seal Finance PLC
(United Kingdom), Notes	B3	7.00	12/15/06	435	(c)(g)	453,488
Graham Packaging Co., Inc.,
Sr. Notes	Caa1	8.50	10/15/12	100	(j)	106,750
Sr. Sub. Notes	Caa2	9.875	10/15/14	250	(j)	269,375
Greif Brothers. Corp., Sr. Sub. Notes	B1	8.875	8/01/12	455		505,050
Owens-Brockway Glass Container, Inc.,
Sr. Sec’d. Notes	B1	7.75	5/15/11	45	(g)	48,600
Sr. Sec’d. Notes	B1	8.75	11/15/12	485	(g)	541,987
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75	11/15/13	125	(g)	129,375

						2,626,250

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	17

Portfolio of Investments

as of February 28, 2005 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Paper 7.0%
Abitibi-Consolidated, Inc. (Canada), Debs.	Ba3	8.30%	8/01/05	$400	(c)(g)	$403,000
Ainsworth Lumber Co. Ltd. (Canada), Sr. Notes	B2	6.30	10/01/10	400	(c)(g)(j)	412,000
Boise Cascade LLC, Sr. Notes	B1	5.535	10/15/12	900	(g)(j)	929,250
Bowater Finance Corp. (Canada), Notes	Ba3	7.95	11/15/11	25	(c)	27,267
Caraustar Industries, Inc., Sr. Sub. Notes	Caa1	9.875	4/01/11	125		136,875
Cascades, Inc. (Canada), Sr. Notes	Ba3	7.25	2/15/13	250	(c)(g)(j)	266,250
Cellu Tissue Holdings, Inc., Sr. Sec’d. Notes	B2	9.75	3/15/10	300	(g)	315,000
Georgia-Pacific Corp.,
Debs.	Ba3	7.75	11/15/29	300	(g)	353,250
Notes, (cost $523,125; purchased 5/13/04)	Ba3	7.50	5/15/06	500	(g)(h)	520,625
Sr. Notes	Ba2	9.375	2/01/13	150	(g)	173,437
Jefferson Smurfit Corp.,
Sr. Notes	B2	8.25	10/01/12	125		135,000
Sr. Notes	B2	7.50	6/01/13	200		210,750
Mercer International, Inc., Sr. Notes	B(e)	9.25	2/15/13	100		98,875
Millar Western Forest Products Ltd. (Canada), Sr. Notes	B2	7.75	11/15/13	130	(c)	137,150
Norske Skog Canada Ltd. (Canada), Sr. Notes	Ba3	7.375	3/01/14	150	(c)(g)	157,500
Smurfit-Stone Container Corp., Sr. Notes	B2	8.375	7/01/12	75		81,188
Tembec Industries, Inc. (Canada),
Sr. Notes	B2	8.625	6/30/09	75	(c)	75,188
Sr. Notes	B2	7.75	3/15/12	265	(c)(g)	255,725

						4,688,330

See Notes to Financial Statements.

18

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Pipelines & Other 4.8%
AmeriGas Partners LP, Sr. Notes	B2	8.875%	5/20/11	$175	(g)	$190,750
El Paso Corp., Sr. Notes	Caa1	7.00	5/15/11	465	(g)	473,137
El Paso Production Holding Co., Sr. Notes	B3	7.75	6/01/13	300	(g)	321,750
Enterprise Products Operating LP, Sr. Notes	Baa3	5.60	10/15/14	200	(g)(j)	204,460
Ferrellgas Partners LP,
Sr. Notes	B2	8.75	6/15/12	100	(g)	107,750
Sr. Notes	Ba3	6.75	5/01/14	50		50,250
Inergy Finance Corp., Sr. Notes	B1	6.875	12/15/14	150	(j)	152,250
Markwest Energy Partners LP, Sr. Notes	B1	6.875	11/01/14	100	(j)	103,000
Pacific Energy Partners LP, Sr. Notes	Ba2	7.125	6/15/14	100		106,250
Southern Natural Gas Co., Sr. Notes	B1	8.875	3/15/10	250	(g)	276,875
Tennessee Gas Pipeline Co.,
Debs.	B1	7.00	10/15/28	25	(g)	26,000
Debs.	B1	7.625	4/01/37	295	(g)	323,025
Debs. (cost $189,919; purchased 12/3/02)	B1	7.00	3/15/27	215	(g)(h)	224,954
TransMontaigne, Inc., Sr. Sub. Notes	B3	9.125	6/01/10	85	(g)	91,375
Williams Companies., Inc. (The),
Notes	B1	7.125	9/01/11	200	(g)	220,000
Notes	B1	8.125	3/15/12	300	(g)	348,750

						3,220,576

Retailers 4.4%
Asbury Automotive Group, Inc., Sr. Sub. Notes	B3	8.00	3/15/14	100	(j)	103,250
AutoNation, Inc., Sr. Notes	Ba2	9.00	8/01/08	50	(g)	56,500
General Nutrition Centers, Inc., Sr. Sub. Notes	Caa1	8.50	12/01/10	150		127,125
Group 1 Automotive, Inc., Sr. Sub. Notes	B1	8.25	8/15/13	300	(g)	318,000

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	19

Portfolio of Investments

as of February 28, 2005 (Unaudited) Cont’d

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
J.C. Penney Co., Inc.,
Debs.	Ba2	7.125%	11/15/23	$175	(g)	$195,096
Debs.	Ba2	7.40	4/01/37	610	(g)	691,076

Jean Coutu Group (PJC), Inc. (The), (Canada),
Sr. Sub. Notes	B2	7.625	8/01/12	175	(c)(j)	183,750
Sr. Sub. Notes	B3	8.50	8/01/14	90	(c)(j)	92,250
Lazy Days RV Center, Inc., Sr. Notes	B3	11.75	5/15/12	275	(g)	303,875
Pantry, Inc., Sr. Sub. Notes	B3	7.75	2/15/14	175	(g)	185,500
Rite Aid Corp., Sr. Sec’d. Notes	B2	8.125	5/01/10	20		20,900
Saks, Inc.,
Notes	Ba3	7.00	12/01/13	240	(g)	249,600
Notes	Ba3	7.375	2/15/19	90	(g)	93,262
Sonic Automotive, Inc., Sr. Sub. Notes	B2	8.625	8/15/13	110	(g)	118,525
Toys “R” Us, Inc.,
Notes	Ba2	7.625	8/01/11	50		50,875
Notes	Ba2	7.875	4/15/13	150		151,875

						2,941,459

Technology 3.8%
Amkor Technology, Inc., Sr. Notes	B3	7.125	3/15/11	75		65,250
Flextronics International Ltd. (Singapore), Sr. Sub. Notes	Ba2	6.50	5/15/13	200	(c)(g)	208,000
Freescale Semiconductor, Inc., Sr. Notes	Ba2	7.125	7/15/14	60		65,400
Iron Mountain, Inc., Sr. Notes	Caa1	8.625	4/01/13	175	(g)	183,313
Nortel Networks Ltd. (Canada), Notes	B3	6.125	2/15/06	135	(c)(g)	137,025
Sanmina-SCI Corp., Sr. Sec’d. Notes	Ba2	10.375	1/15/10	375	(g)	427,500
Seagate Technology, Gtd. Notes	Ba2	8.00	5/15/09	425	(c)(g)	457,937
STATS ChipPAC Ltd. (Singapore), Sr. Notes	Ba2	6.75	11/15/11	160	(c)(g)(j)	157,600
UGS Corp., Sr. Sub. Notes	B3	10.00	6/01/12	115	(j)	129,950
Unisys Corp., Sr. Notes	Ba1	8.125	6/01/06	400	(g)	417,500

See Notes to Financial Statements.

20

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Xerox Corp.,
Sr. Notes	Ba2	6.875%	8/15/11	$200	(g)	$214,000
Sr. Notes	Ba2	7.625	6/15/13	50		54,188

						2,517,663

Telecommunications 10.9%
Alamosa Holdings, Inc.,
Sr. Notes	Caa1	11.00	7/31/10	150		175,500
Sr. Notes	Caa1	8.50	1/31/12	225		244,125
AT&T Corp.,
Sr. Notes	Ba1	9.05	11/15/11	285	(g)	330,244
Sr. Notes	Ba1	9.75	11/15/31	125		158,906
Centennial Communications Corp., Sr. Notes	Caa1	8.125	2/01/14	225		246,938
Cincinnati Bell, Inc., Sr. Sub. Notes	B3	8.375	1/15/14	165	(g)	170,569
Citizens Communications Co.,
Notes	Ba3	9.25	5/15/11	260	(g)	299,650
Sr. Notes	Ba3	6.25	1/15/13	150	(g)	148,875
Crown Castle International Corp.,
Sr. Notes	B3	9.375	8/01/11	73		81,030
Sr. Notes	B3	10.75	8/01/11	215	(g)	231,662
Sr. Notes	B3	7.50	12/01/13	250	(g)	271,250
Sr. Notes, Ser. B	B3	7.50	12/01/13	75		81,375
Eircom Funding PLC (Ireland), Sr. Sub. Notes	B1	8.25	8/15/13	175	(c)(g)	195,563
MCI, Inc.,
Notes	B2	7.688	5/01/09	650	(g)	684,937
Notes	B2	8.735	5/01/14	10		11,238
Nextel Communications, Inc., Sr. Notes	Ba3	7.375	8/01/15	825	(g)	903,375
Nextel Partners, Inc., Sr. Notes	B3	8.125	7/01/11	375	(g)	414,375
Qwest Services Corp., Notes	Caa1	14.00	12/15/10	1,427	(j)	1,694,562

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	21

Portfolio of Investments

as of February 28, 2005 (Unaudited) Cont’d

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Rogers Wireless, Inc. (Canada),
Sr. Sec’d. Notes	BB(e)	7.50%	3/15/15	$150	(c)	$164,250
Sr. Sec’d. Notes	Ba3	9.625	5/01/11	125	(c)(g)	148,437
Sr. Sub. Notes	B2	8.00	12/15/12	200	(c)	216,750
Triton PCS, Inc., Sr. Notes	Caa1	8.50	6/01/13	95	(g)	94,763
U.S. Unwired, Inc., Sr. Sec’d. Notes	B2	6.74	6/15/10	75		78,375
UbiquiTel Operating Co.,
Sr. Notes	Caa1	9.875	3/01/11	50		56,500
Sr. Notes	Caa1	9.875	3/01/11	200	(j)	226,000

						7,329,249
Tobacco 0.5%
DIMON, Inc., Sr. Notes, Ser. B	B1	9.625	10/15/11	80	(g)	89,400
North Atlantic Trading Co., Sr. Notes	B3	9.25	3/01/12	40		31,800
Standard Commercial Corp., Sr. Notes	Ba3	8.00	4/15/12	200	(g)	216,000

						337,200

Total corporate bonds (cost $81,515,779)						86,074,654

CONVERTIBLE BONDS 0.4%
Nortel Networks Corp. (Canada), Sr. Notes	B3	4.25	9/01/08	135	(c)(g)	129,094
Tyco International Group S.A. (Luxembourg), Sr. Notes	Baa3	3.125	1/15/23	100	(c)(j)	157,125

Total convertible bonds (cost $217,083)						286,219

SOVEREIGN BONDS 1.6%
Republic of Argentina, Bonds, F.R.N.	Caa1	3.01	8/03/12	340	(c)(k)	306,000
Republic of Argentina, Bonds, F.R.N.	Caa1	2.332	4/30/13	230	(c)(k)	188,019
Republic of Colombia, Notes	Ba2	10.00	1/23/12	200	(c)	225,000
Republic of Philippines, Bonds	B1	9.375	1/18/17	300	(c)	321,750

Total sovereign bonds (cost $1,000,480)						1,040,769

See Notes to Financial Statements.

22

Description	Shares		Value (Note 1)

COMMON STOCKS 1.4%
GenTek, Inc.	608	(b)	$29,263
IMPSAT Fiber Networks, Inc. (Argentina)	2,330	(c)(b)	14,795
NTL, Inc. (United Kingdom)	700	(c)(b)	45,423
PSF Group Holdings, Inc., Class A (cost $462,534; purchased 3/8/94)	279	(b)(d)(h)(i)	474,708
Telewest Global, Inc. (United Kingdom)	14,911	(c)(b)	248,865
UnitedGlobalCom, Inc., Class A	14,226	(b)	132,302
Walter Industries, Inc.	320		12,278

Total common stocks (cost $1,264,170)			957,634

PREFERRED STOCKS 0.9%
McLeodUSA, Inc., Ser. A	1,868	(b)	4,016
Paxson Communications Corp.,
14.25%, PIK	56	(b)	453,740
PRIMEDIA, Inc., Ser. D, 10.00%	1,500		151,875

Total preferred stocks (cost $950,717)			609,631

	Units
WARRANTS(b) 0.1%
GenTek, Inc., Class B, expiring 10/31/08 @ $96 (cost $96; purchased 8/3/99)	710	(h)(i)	2,378
GenTek, Inc., expiring 10/31/10 @ $64 (cost $64; purchased 8/3/99)	347	(h)(i)	1,232
IntelCom Group, Inc. (Canada), expiring 9/15/05 (cost $0; purchased 8/4/95)	9,900	(c)(h)	1
McLeodUSA, Inc., Class A, expiring 4/16/07	4,141		456
Sterling Chemical Holdings, Inc., expiring 8/15/08 (cost $0; purchased 8/16/96)	140	(h)	0

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	23

Portfolio of Investments

as of February 28, 2005 (Unaudited) Cont’d.

Description				Units		Value (Note 1)

Telus Corp. (Canada), expiring 9/15/15				4,049	(c)	$80,413
Viasystems Group, Inc. (Canada), expiring 1/31/10 (cost $219,816; purchased 11/17/97)				10,871	(c)(d)(h)	1
XM Satellite Radio, Inc., expiring 3/03/10 (cost $0; purchased 7/11/00)				150	(h)(j)	2

Total warrants (cost $280,193)						84,483

Total long-term investments (cost $85,543,639)						89,366,140

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)

SHORT-TERM INVESTMENT 1.2%
U.S. GOVERNMENT AGENCY SECURITIES
Federal Home Loan Bank, Sr. Disc. Notes (cost $804,000)	Aaa	2.51%	3/01/05	$804	(f)	804,000

Total Investments 134.5% (cost $86,347,639)						90,170,140
Liabilities in excess of other assets (34.5%)						(23,115,464)

Net Assets 100.0%						$67,054,676

F.R.N.—	Floating Rate Note.
GBP—	Great British Pounds.
M.T.N.—	Medium Term Note.

NR—Not rated by Moody’s or Standard & Poor’s.

PIK—Payment in Kind

(a)	Represents issuer in default on interest payment, non-income producing security.
(b)	Non-income producing securities.
(c)	US $ Denominated foreign securities.
(d)	Fair-valued security-value is determined by the Valuation Committee or Board of Directors in consultation with the investment adviser.
(e)	Standard & Poor’s Rating.

See Notes to Financial Statements.

24

(f)	Percentage quoted represents yield-to-maturity as of purchase date.
(g)	All or partial principal amount segregated as collateral for line of credit. Aggregate value of segregated securities—$57,856,584 (Note 5).
(h)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $4,940,624. The aggregate value, $4,492,046 represents 6.70% of net assets.
(i)	Indicates a restricted security; the aggregate cost of the restricted securities is $462,694 the aggregate value, $478,318 represents .71% of net assets.
(j)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
(k)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at February 28, 2005.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	25

Portfolio of Investments

as of February 28, 2005 (Unaudited) Cont’d.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2005 was as follows:

Media & Entertainment	12.7%
Electric	12.7
Telecommunications	11.7
Chemicals	9.9
Healthcare & Pharmaceutical	9.4
Capital Goods	9.2
Paper	7.0
Gaming	6.7
Lodging	5.9
Energy—Other	5.4
Cable	5.1
Pipelines & Other	4.8
Metals	4.4
Retailers	4.4
Technology	4.0
Packaging	3.9
Foods	3.6
Aerospace/Defense	2.9
Building Materials & Construction	2.2
Automotive	2.0
Consumer	1.8
Sovereign Bonds	1.6
U.S. Government Securities	1.2
Airlines	0.9
Banking	0.6
Tobacco	0.5

134.5
Liabilities in excess of other assets:	(34.5)

100.0%

See Notes to Financial Statements.

26

Statement of Assets and Liabilities

as of February 28, 2005 (Unaudited)

Assets
Investments, at value (cost $86,347,639)	$90,170,140
Foreign currency, at value (cost $5,335)	5,447
Interest and dividend receivable	1,645,012
Receivable for investments sold	1,428,463
Prepaid expenses	1,867

Total assets	93,250,929

Liabilities
Loan payable (Note 5)	25,000,000
Payable for investments purchased	852,952
Loan interest payable	131,407
Accrued expenses	87,999
Deferred directors’ fees	63,022
Management fee payable	35,970
Dividends payable	24,882
Payable to custodian	21

Total liabilities	26,196,253

Net Assets	$67,054,676

Net assets were comprised of:
Common stock, at par	$115,966
Paid-in capital in excess of par	86,603,809

86,719,775
Overdistribution of net investment income	(258,049)
Accumulated net realized loss on investments	(23,229,663)
Net unrealized appreciation on investments and and foreign currencies	3,822,613

Net assets, February 28, 2005	$67,054,676

Net asset value per share ($67,054,676 ÷ 11,596,649 shares of common stock issued and outstanding)	$5.78

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	27

Statement of Operations

Six Months Ended February 28, 2005 (Unaudited)

Net Investment Income
Income
Interest	$3,443,642
Dividends	40,415

3,484,057

Expenses
Management fee	230,326
Custodian’s fees and expenses	102,000
Legal fees and expenses	40,000
Reports to shareholders	30,000
Transfer agent’s fees and expenses	18,000
Registration fees	12,000
Audit fee	11,000
Directors’ fees and expenses	6,000
Miscellaneous	3,751

Total operating expenses	453,077
Loan interest expense (Note 5)	385,634

Total expenses	838,711

Net investment income	2,645,346

Realized and Unrealized Gain on Investments and Foreign Currency Transactions
Net realized gain on:
Investments transactions	1,164,692

Net change in net unrealized appreciation on:
Investments	1,597,661
Foreign currencies	349

1,598,010

Net gain on investments and foreign currencies	2,762,702

Net Increase in Net Assets Resulting from Operations	$5,408,048

See Notes to Financial Statements.

28

Statement of Cash Flows

Six Months Ended February 28, 2005 (Unaudited)

Increase (Decrease) in Cash
Cash flows provided from (used in) operating activities:
Interest and dividends received (excluding discount and premium amortization of $192,343)	$3,470,806

Operating expenses paid	(437,067)
Loan interest paid	(341,840)
Maturities of short-term portfolio investments, net	2,905,000
Purchases of long-term portfolio investments	(31,149,790)
Proceeds from disposition of long-term portfolio investments	28,366,406
Prepaid expenses	813

Net cash provided from operating activities	2,814,328

Cash flows provided from (used in) financing activities:
Cash dividends paid (excluding reinvestment of dividends of $130,176)	(2,799,757)
Decrease in payable to custodian for temporary overdraft	(14,222)

Net cash used in financing activities	(2,813,979)

Net increase in cash	349
Cash at beginning of period	5,098

Cash at end of period	$5,447

Reconciliation of Net Increase in Net Assets to Net Cash Provided from (used in) Operating Activities
Net increase in net assets resulting from operations	$5,408,048

Decrease in investments	904,637
Net realized gain on investment transactions	(1,164,692)
Increase in net unrealized appreciation on investments	(1,598,010)
Decrease in interest and dividends receivable	6,430
Increase in receivable for investments sold	(1,317,550)
Decrease in prepaid expenses	813
Increase in payable for investments purchased	514,848
Increase in loan interest payable	43,794
Increase in accrued expenses and other liabilities	16,010

Total adjustments	(2,593,720)

Net cash provided from operating activities	$2,814,328

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	29

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2005	Year Ended August 31, 2004
Increase in Net Assets
Operations
Net investment income	$2,645,346	$5,766,287
Net realized gain on investment and foreign currency transactions	1,164,692	3,461,507
Net change in net unrealized appreciation on investments and foreign currencies	1,598,010	1,039,111

Net increase in net assets resulting from operations	5,408,048	10,266,905
Dividends paid to shareholders from net investment income	(2,954,815)	(6,581,949)
Net asset value of shares issued to shareholders in reinvestment of dividends	130,176	340,042

Total increase	2,583,409	4,024,998

Net Assets
Beginning of period	64,471,267	60,446,269

End of period(a)	$67,054,676	$64,471,267

(a) Includes undistributed net investment income of	$—	$51,420

See Notes to Financial Statements.

30

Notes to Financial Statements

(Unaudited)

The High Yield Income Fund, Inc. (the “Fund”) was organized in Maryland on August 21, 1987 as a diversified, closed-end management investment company. The Fund’s primary investment objective is to maximize current income to shareholders through investment in a diversified portfolio of high-yield, fixed-income securities rated in the medium to lower categories by recognized rating services, or non-rated securities of comparable quality. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with its primary objective. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at prices provided by principal market makers and pricing agents. Any security for which the primary market is on an exchange is valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Securities issued in private placements are valued at the bid price or the mean between the bid and asked prices, if available, provided by principal market makers. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days are valued at current market quotations.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as

The High Yield Income Fund, Inc.	31

Notes to Financial Statements

(Unaudited) Cont’d

the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The Fund’s custodian will maintain, in a segregated account of the Fund, cash, U.S. Government securities, equity securities or other liquid, unencumbered assets marked to market daily, having a value equal to or greater than the Fund’s purchase commitments with respect to certain investments.

Restricted Securities: The Fund may invest up to 20% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law (“restricted securities”).

Cash Flow Information: The Fund invests in securities and distributes dividends from net investment income which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value, accruing income on PIK (payment-in-kind) securities and accreting market discounts and amortizing premiums on debt obligations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at the

32

end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the period. Accordingly, such realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains or losses resulting from the valuing of foreign currency denominated assets (excluding investments) and liabilities at year-end exchange rates are reflected as a component of net unrealized appreciation or depreciation on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability and the level of governmental supervision and regulation of foreign securities markets.

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains or losses from securities transactions are calculated on the identified cost basis. Interest income, which is comprised of stated coupon rate, original issue discount, market discount and premium, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The Fund amortizes premium and accrue discounts on debt securities as adjustments to interest income. Expenses are recorded on the accrual basis.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and make distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains

The High Yield Income Fund, Inc.	33

Notes to Financial Statements

(Unaudited) Cont’d

are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). PIM furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed weekly and payable monthly, at an annual rate of .70 of 1% of the average weekly net assets of the Fund.

PI and PIM are indirect, wholly-owned subsidiaries of The Prudential Financial, Inc. (“Prudential”).

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 28, 2005 aggregated $31,664,638 and $29,622,162, respectively.

Note 4. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2005, were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$86,906,030	$5,442,468	$2,178,358	$3,264,110

34

The difference between book basis and tax basis was attributable to deferred losses on wash sales and differences in the treatment of premium and market discount amortization for book and tax purposes.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2004 of approximately $23,745,100, of which $1,361,400 expires in 2007, $3,336,700 expires in 2008, $5,010,500 expires in 2009, $6,960,200 expires in 2010, $7,076,300 expires in 2011. As of August 31, 2004, the Fund utilized approximately $2,178,300 of its capital loss carryforward and approximately $3,391,200 expired. Accordingly, no capital gains distribution is expected to be paid to shareholders until net realized gains have been realized in excess of such amounts. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date. In addition, the fund elected to treat net currency losses of approximately $2,900 incurred in the period November 1, 2003 through August 31, 2004, as having accrued in the current fiscal year.

Note 5. Borrowings

The Fund has approved a $25,000,000 uncommitted line of credit with State Street Bank & Trust Co. Interest on any such borrowings outstanding fluctuates daily, at one percentage point over the Federal Funds rate.

The average daily balance outstanding and the maximum face amount of borrowings outstanding at any month end for the six months ended February 28, 2005 was $25,000,000, at a weighted average interest rate of 3.07%.

Note 6. Capital

There are 200 million shares of $.01 par value common stock authorized. Prudential owned 11,000 shares of common stock as of February 28, 2005.

During the six months ended February 28, 2005 and the year ended August 31, 2004 the Fund issued 17,602 and 62,514 shares, respectively, in connection with the reinvestment of dividends.

Note 7. Subsequent Events

On March 1 and April 1, 2005 the Board of Directors of the Fund declared dividends of $.0400 per share payable on March 31 and April 29, 2005, respectively, to shareholders of record on March 15 and April 15, 2005, respectively.

The High Yield Income Fund, Inc.	35

Financial Highlights

(Unaudited)

	Six Months Ended February 28, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period(a)	$5.57

Income (loss) from investment operations:
Net investment income	.23
Net realized and unrealized gain (loss) on investments	.24

Total from investment operations	.47

Less Dividends and Distributions:
Dividends paid to shareholders from net investment income	(.26)
Distributions to shareholders in excess of net investment income	—
Return of capital distributions	—

Total dividends and distributions	(.26)

Net asset value, at end of period(a)	$5.78

Market price per share, end of period(a)	$5.77

Total Investment Return(b)	1.67%
Ratios/Supplemental Data:
Net assets, end of period (000)	$67,055
Average net assets (000)	$66,171
Ratio to average net assets:
Expenses, before loan interest	1.38	%(d)
Total expenses	2.56	%(d)
Net investment income	8.06	%(d)
Portfolio turnover rate	34	%(e)
Asset coverage	368%
Total debt outstanding at period-end (000)	$25,000

(a)	NAV and market value are published in The Wall Street Journal each Monday.
(b)	Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the closing market price on the last day of each period reported. Dividends are assumed, for the purpose of this calculation, to be reinvested at prices obtainable under the Fund’s dividend reinvestment plan. This amount does not reflect brokerage commissions. Total returns for periods of less than one full year are not annualized.
(c)	Less than $.005 per share.
(d)	Annualized.
(e)	Not annualized
*	Effective September 1, 2001 the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to decrease net investment income per share by $0.02 and increase net realized and unrealized gain (loss) per share by $0.02 and decrease the ratio of net investment income from 11.40% to 11.15%. Per share amounts and ratios for the years prior to August 31, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements.

36

Year Ended August 31,
2004	2003	2002*	2001	2000

$5.25	$4.53	$5.42	$6.07	$6.62

.50	.52	.57	.62	.63
.39	.74	(.90)	(.67)	(.52)

.89	1.26	(.33)	(.05)	.11

(.57)	(.54)	(.56)	(.60)	(.64)
—	—	—	—	— (c)
—	—	—	—	(.02)

(.57)	(.54)	(.56)	(.60)	(.66)

$5.57	$5.25	$4.53	$5.42	$6.07

$5.93	$5.23	$4.67	$5.95	$5.69

25.47%	24.52%	(12.52)%	16.68%	(5.98)%

$64,471	$60,446	$51,806	$61,519	$68,660
$63,724	$55,261	$56,741	$64,140	$71,239

1.48%	1.44%	1.31%	1.23%	1.16%
2.31%	2.38%	2.33%	3.11%	2.95%
9.05%	10.93%	11.15%	11.00%	10.01%
98%	118%	133%	81%	88%
358%	347%	349%	424%	427%
$25,000	$24,500	$21,000	$19,000	$21,000

The High Yield Income Fund, Inc.	37

Supplemental Proxy Information

(Unaudited)

A Special Meeting of Shareholders was held on December 7, 2004. At such meeting the shareholders approved the following proposal:

(1)	To approve the election of three (3) directors to the Board of Directors, as follows:

Director	Votes For	Votes Against	Votes Withhold	Alternatives
Robert F. Gunia	10,415,306	—	158,859	—
Robin B. Smith	10,411,778	—	162,387	—
Clay T. Whitehead	10,417,402	—	156,763	—

38

■ MAIL	■ TELEPHONE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102-4077	(800) 451-6788

DIRECTORS
David E. A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • William V. Healey, Chief Legal Officer • Maryanne Ryan, Anti-Money Laundering Officer • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102-4077

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT AND REGISTRAR	Equiserve, Inc.	PO Box 43011 Providence, RI 02940-3011

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange
Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of February 28, 2005 were not audited, and accordingly, no auditor’s opinion is expressed on them.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Fund can communicate directly with the Board of Directors by writing to the Chair of the Board, The High Yield Income Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at The High Yield Income Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330).

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

HYIS    429904105    IFS-A103411    Ed. 04/2005

Item 2 – Code of Ethics — Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable with semi-annual filing.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable with semi-annual filing.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers –

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
9/1/2004 through 9/30/2004	0	0.00	0	0
10/1/2004 through 10/31/2004	0	0.00	0	0
11/1/2004 through 11/30/2004	0	0.00	0	0
12/1/2004 through 12/31/2004	0	0.00	0	0
1/1/2005 through 1/31/2005	0	0.00	0	0
2/1/2005 through 2/28/2005	0	0.00	0	0
Total	0	0.00	0	0

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The High Yield Income Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date	April 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date	April 25, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date	April 25, 2005

*	Print the name and title of each signing officer under his or her signature.